Property, Plant and Equipment, Net - Capitalization Interest and Capitalization Interest Rate Applied Related to Property, Plant and Equipment (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Amount of interest capitalized	$ 11,193	$ 9,762	$ 15,114
Range of the interest rates for capitalization	1.1358%	1.4909%	1.7822%